Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings and Comprehensive Earnings - Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses:
Directors’ fees													$ 691	$ 735	$ 720
Earnings before income taxes	$ 10,120	$ 11,095	$ 10,162	$ 9,097	$ 8,720	$ 9,862	$ 9,889	$ 9,154	$ 8,888	$ 8,772	$ 8,503	$ 6,924	40,474	37,625	33,087
Federal income tax benefits													(14,841)	(13,762)	(12,310)
Net earnings	$ 6,802	$ 6,918	$ 6,270	$ 5,643	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 6,100	$ 5,351	$ 5,154	$ 4,172	25,633	23,863	20,777
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1,830, $35, and $2,454, respectively													(2,948)	(58)	3,953
Reclassification adjustments for net gains included in net earnings, net of taxes of $176, $71, and $209 respectively													(284)	(114)	(336)
Other comprehensive earnings (losses)													(3,232)	(172)	3,617
Comprehensive earnings													22,401	23,691	24,394
Wilson Bank Holding Company [Member]
Expenses:
Directors’ fees													327	350	351
Other													194	152	191
Earnings before income taxes													(521)	(502)	(542)
Federal income tax benefits													169	198	212
Non-interest expense													(352)	(304)	(330)
Equity in undistributed earnings of commercial bank subsidiary													25,985	24,167	21,107
Net earnings													25,633	23,863	20,777
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1,830, $35, and $2,454, respectively													(2,948)	(58)	3,953
Reclassification adjustments for net gains included in net earnings, net of taxes of $176, $71, and $209 respectively													(284)	(114)	(336)
Other comprehensive earnings (losses)													(3,232)	(172)	3,617
Comprehensive earnings													$ 22,401	$ 23,691	$ 24,394